Shareholder Report, Average Annual Return (Details) 196216_Oaktree Emerging Markets Equity Fund_Class I_TSR Annual {Class I}	12 Months Ended	55 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	46.02%	3.10%
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return (USD) Index
Average Annual Return, Percent	33.57%	2.87%